Segment information, Statements of Income by Segment (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Segment information [Abstract]
Number of segments | Segment	2
Statements of Income by Segment [Abstract]
Revenue	€ 6,433.7	€ 5,748.5
EBIT (profit (loss) before financial expenses, net and income tax)	589.1	517.6	€ 673.2
Operating Segments [Member] | Project Delivery [Member]
Statements of Income by Segment [Abstract]
Revenue	5,132.5	4,687.9
EBIT (profit (loss) before financial expenses, net and income tax)	529.2	547.9
Operating Segments [Member] | Technology, Products & Services [Member]
Statements of Income by Segment [Abstract]
Revenue	1,301.2	1,060.6
EBIT (profit (loss) before financial expenses, net and income tax)	118.0	62.5
Corporate/Non Allocable [Member]
Statements of Income by Segment [Abstract]
Revenue	0.0	0.0
EBIT (profit (loss) before financial expenses, net and income tax)	€ (58.1)	€ (92.8)